Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 15 — Commitments and contingencies

In the ordinary course of the business, the Company subject to periodic legal or administrative proceedings. The Company accrues liability when the loss is probable and reasonably estimable. On April 28, 2022, Shengfeng Zeng (a former employee) filed a lawsuit against the Company for a debt dispute of $67,801 (RMB491,647). On January 10, 2023, the Court ordered the Company to pay Shengfeng Zeng $ 67,801 (RMB491,647). The Company filed an appeal on March 6, 2023. On April 23, 2023, the court upheld the original order in the second judgment, and the company paid all dispute on April 26, 2023. As of June 30, 2023, there was no contingent liability accrued relating to legal or administrative proceedings.